DIVIDENDS RECEIVABLES	12 Months Ended
Dec. 31, 2019
DIVIDENDS RECEIVABLES
DIVIDENDS RECEIVABLES

NOTE 9 - DIVIDENDS RECEIVABLES

The amounts presented refer to dividends and interest on equity receivable, net of Withholding Income Tax, when applicable, arising from permanent investments held by the Company.

	12/31/2019	12/31/2018
Current
Affiliates
CTEEP	32,928	—
CEE Geração	30,040	—
Chapecoense	29,090	26,457
Lajeado Energia	23,975	11,278
CEB Lajeado	18,707	11,102
Transenergia São Paulo	17,271	18,031
Paulista Lajeado	16,221	15,223
Belo Monte Transmissora	13,810	12,503
Enerpeixe	12,236	16,382
Goiás Transmissão	11,668	11,985
EMAE	11,175	10,813
Manaus Construtora	9,178	9,178
TSLE	8,065	8,694
EAPSA	6,675	—
Retiro Baixo Energético	6,357	5,616
Paranaíba Transmissora de Energia	5,985	8,567
MGE Transmissão	5,616	5,616
Transenergia Renovável	4,492	—
Sete Gameleiras	4,176	4,176
Caldas Novas Transmissão	1,231	998
Equatorial Maranhão Distribuidora	—	61
Tijoa Participações e Investimentos	—	16,468
Other	31,003	26,747
	299,899	219,895